		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		FORM 24F-2
		Annual Notice of Securities Sold
		Pursuant to Rule 24F-2

		Read instructions at end of Form before preparing Form.

1	Name and Address of Issuer:	NorthQuest Capital Fund, Inc.
		16 Rimwood Lane
		Colts Neck, NJ 07722

2	The name of each series or class of securites for which this form is filed (If the Form is
	being filed for all series and classes of securities of the issuer, check the box but do
	not list securities or classes):				[ X ]

3	Investment Company Act File Number:	811-10419

	Securities Act File Number:	333-63416

4(a)	Last day of fiscal year for which this Form is filed:			December 31, 2012

4(b)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
	after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)	[ ]	Check box if this is the last time issuer will be filing this Form.

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5	Calculation of registration fee:

5(i)	Aggregate's sale price of securities sold during the fiscal year
	pursuant to section 24(f):				$39,200

5(ii)	Aggregate price of securities redeemed or repurchased during
	the fiscal year:			$144,253

5(iii)	Aggregate price of securities redeemed or repurchased during
	any prior fiscal year ending no earlier than October 11, 1995
	that were not previously used to reduce registration fees payable
	to the Commission:			$5,652.00

5(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$149,905

5(v)	Net Sales - - if Item 5(i) is greater than Item 5(iv) [ subtract Item
	5(iv) from Item 5(i) ]:				$0.00

5(vi)	Redemption credits available for use in future years - - if Item 5(i)
	is less than Item 5(iv) [ subtract Item 5(iv) from Item 5(i) ]:			$ 110,705

5(vii)	Muliplier for determining registration fee (See Instruction C.9):			x	0.0001364

5(viii)	Registration fee due [ multiply Item 5(v) by Item 5(vii) ] (enter "0"			= $	$0.00
	if no fee is due):

6	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect
	before October 11, 1997, then report the amount of securities (number of shares or
	other units) deducted here:				$0.00

	If there is a number of shares or other units that were registered pursuant to Rule 24e-2
	remaining unsold at the end if the fiscal year for which this form is filed that are avail-
	able for use by the issuer in future years, then state that number here:				$0.00

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7	Interest due - - If this Form is being filed more than 90 days after the end of the
	issuer's fiscal year (see Instruction D):			+ $	$0.00

8	Total of the amount of the registration fee due plus any interest due [ line 5(viii)
	plus line 7 ]:			= $	$0.00

9	Date the registration fee and any interest payment was sent to the Commission's
	lockbox depository:

	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities on the dates indicated.

		SIGNATURES

	By (Signature and Title) *	/s/ Peter J. Lencki	Date:	January 17, 2013
		Peter J. Lencki
		President

	* Please print the name and title of the signing officer below the signature.

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